Acquisitions - Changes in the contingent consideration account balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contingent consideration
Carrying amount, Beginning balance	$ 37,994	$ 1,898
Contingent consideration recognized on acquisition	15,702	39,053
Payments of contingent consideration	(8,743)
Revaluation of contingent consideration	(4,426)	(1,854)
Difference in exchange	(3,239)	(1,103)
Gain on contingent consideration not paid	(8,179)
Carrying amount, Ending balance	29,109	37,994
Less: current portion	(18,537)
Non-current contingent consideration	10,572	28,839
HMS
Contingent consideration
Carrying amount, Beginning balance		1,854
Revaluation of contingent consideration	1,854	(1,854)
Carrying amount, Ending balance	1,854
Less: current portion	(1,854)
MEOT
Contingent consideration
Carrying amount, Beginning balance	44	44
Gain on contingent consideration not paid	(44)
Carrying amount, Ending balance		44
EMMAC Life Sciences Limited
Contingent consideration
Carrying amount, Beginning balance	35,260
Contingent consideration recognized on acquisition		36,363
Payments of contingent consideration	(8,744)
Revaluation of contingent consideration	(4,714)
Difference in exchange	(3,309)	(1,103)
Gain on contingent consideration not paid	(8,133)
Carrying amount, Ending balance	10,360	35,260
Less: current portion	(10,360)
Los Suenos Farms, LLC and its related entities
Contingent consideration
Carrying amount, Beginning balance	2,690
Contingent consideration recognized on acquisition		2,690
Payments of contingent consideration	1
Revaluation of contingent consideration	(2,689)
Gain on contingent consideration not paid	(2)
Carrying amount, Ending balance		$ 2,690
Sapphire Medial Clinics Limited
Contingent consideration
Contingent consideration recognized on acquisition	2,071
Revaluation of contingent consideration	2,038
Difference in exchange	(214)
Carrying amount, Ending balance	3,895
Less: current portion	(3,895)
Four20 Pharma GmbH
Contingent consideration
Contingent consideration recognized on acquisition	4,406
Difference in exchange	284
Carrying amount, Ending balance	4,690
Less: current portion	(2,428)
Non-current contingent consideration	2,262
Tryke Companies
Contingent consideration
Contingent consideration recognized on acquisition	9,225
Revaluation of contingent consideration	(915)
Carrying amount, Ending balance	8,310
Non-current contingent consideration	$ 8,310